Credit facilities	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Credit facilities

Note 8 – Credit facilities

Long term loans - bank

Outstanding balances on bank loans consist of the following:

Bank Name	Repayment terms	Interest Rate	Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
				US$	US$
United Overseas Bank Limited	Due monthly beginning in June 2022 to May 2026	3.00%	Guaranteed by the Company’s shareholders	$-	$171,154
DBS Bank Ltd	Due monthly beginning in March 2024 to Mar 2028	7.75%	Guaranteed by the Company’s shareholders	33,107	42,048
Total long-term loans – bank				33,107	213,202
Less: Current portion				(18,378)	(188,950)
Total				$14,729	$24,252

Senior note payable

Outstanding balances on senior note payable consist of the following:

Name of Noteholder	Maturity date	As of June 30, 2026	As of December 31, 2025
		US$	US$
North Commerce Parkway Capital LP	July 1, 2026(1)	$2,000,000	$-
TQ Master Fund LP	July 1, 2026(1)	1,000,000	-
Total		$3,000,000	$-

(1)	The senior notes were originally scheduled to mature on July 1 2026. Subsequent to June 30, 2026, the Company entered into several amendments to the note purchase agreements, with the latest amendment, effective August 30, 2026, extending the maturity date to September 1, 2026.

During the six months ended June 2026, the Company recognized amortization of debt discount associated with the senior note payable totaling US$325,000, which were fully amortized as of June 30, 2026.

Short-term loans – third parties

Outstanding balances on short term loans – third parties consist of the following:

Lender Name	Maturities	Interest Rate		Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
					US$	US$
Zeng Li Ren	September 2025 and October 2026	15.0	%(1)	None	527,853	527,853
Lee Kim Tah Foundation	September 2025 and October 2026	15.0	%(3)	None	175,000	250,000
Tan Tin Wee	September 2025 and October 2026	15.0	%(3)	None	50,000	50,000
Le Phu Khanh Huy	September 2025 and October 2026	15.0	%(2)	None	1,541,221	1,541,221
Oh Sock Ping	September 2025 and October 2026	15.0	%(3)	None	56,817	56,817
Yee Kee	August 2025 and October 2026	15.0	%(2)	None	295,842	295,842
Lim Li Wen Chloe	September 2025 and October 2026	15.0	%(1)	None	101,209	101,209
Lew Hui Pau	July 2025 and October 2026	15.0	%(2)	None	77,853	77,853
Teo Tian Seng	July 2025 and October 2026	15.0	%(2)	None	155,706	155,706
Kang Yan Pte. Ltd.	July 2025 and October 2026	15.0	%(2)	None	101,598	101,598
Zhu Zhi Qing	August 2025 and October 2026	15.0	%(2)	None	66,931	66,931
Yee Sze Wei	August 2025 and October 2026	15.0	%(2)	None	22,362	22,362
Loo Tze Kian	July 2025 and October 2026	15.0	%(2)	None	50,000	50,000
Tan Choon Huat	July 2025 and October 2026	15.0	%(2)	None	100,000	100,000
Kan Yut Keong	September 2025 and October 2026	15.0	%(1)	None	167,853	167,853
Peh Ee Hong	July 2025 and October 2026	15.0	%(2)	None	198,925	120,000
Peh Ee Hong (Max Union)	October 2026	15.0%		None	70,000	-
Alok Mishra	September 2025 and October 2026	15.0	%(1)	None	55,000	90,000
Gurbinder Singh	September 2025 and October 2026	15.0	%(1)	None	38,927	38,927
Jarrod Seah Chi Nam	August 2025 and October 2026	15.0	%(2)	None	100,000	100,000
Yap Poh Jin Bryan	September 2025 and October 2026	15.0	%(1)	None	38,927	38,927
Yvonne Lee	September 2025 and October 2026	15.0	%(1)	None	170,000	200,000
Exchange rate different					1,182	13,516
Total short-term loans – third parties					$4,163,206	$4,166,615

Notes:

(1)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 15.0% per month. In practice, this initial rate remained in effect for a short-term period of up to three months from their respective origination dates through October 8, 2025.
(2)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.
(3)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.

Amortization of discount on debt instruments in connection with the short term loans – third parties for the six months ended June 30, 2026 and 2025 amounted to nil and US$122,397, respectively.

Convertible notes

The Company entered into a series of convertible note agreements with a group of investors and received approximately US$7.7 million (S$10,300,083) aggregate principal amount convertible promissory note over a period from April 2022 to July 20, 2022 (the “C-D Notes”). The C-D Notes shall bear interest at 5% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The C-D Notes have a mandatory automatic conversion feature, for which, upon the occurrence of the qualified equity financing, the C-D Notes plus accrued unpaid interest will be automatically converted into Class A Ordinary Shares at 70% issuance price or the C-D Notes will have a maturity conversion option using the Class A Ordinary Shares issuance price after 1 year from the issuance date of the C-D Notes. The investors of the C-D Notes have no redeemable option to redeem the notes.

The Company determined the C-D notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the C-D Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the C-D Notes as a debt instrument in its entirety. In March 2023, the Company converted the full balance of US$7,735,209 plus additional interest incurred from inception of the C-D Notes to the conversion date into 2,553,700 shares of the Company’s Class A Ordinary Shares.

In April and May 2024, the Company entered into five convertible note agreements with four investors and received approximately US$1.6 million aggregate principal amount convertible promissory notes with a conversion term of 6 months after the completion of the Company’s initial public offerings. One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”). The D-2 Notes shall bear interest at 8% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The conversion of the D-2 Notes will be at 70% of the proposed initial public offering (“IPO”) price or next round of financing. If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum. The Company determined the D-2 Notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the D-2 Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the D-2 Notes as a debt instrument in its entirety.

In August and November 2024, the Company entered into four convertible note agreements with three investors and received approximately US$0.2 million aggregate principal amount convertible promissory notes with a conversion term of 6 months after the completion of the Company’s initial public offerings. Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”). The D-2 Notes shall bear interest at 8% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The conversion of the D-2 Notes will be at 70% of the proposed initial public offering (“IPO”) price or next round of financing. If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum. The Company determined the D-2 Notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the D-2 Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the D-2 Notes as a debt instrument in its entirety.

In February 2025, the Company signed the Amendment to the convertible note agreements for the aforementioned nine convertible notes to extend the maturity date to be due in June 2026. The interest rate increased from 8% per annum to 12% per annum beginning in February 2025. The conversion price of the D-2 Notes also amended to be 55% (amended from 70%) of the IPO price of $4.00.

In April 2025, the Company entered into two convertible note agreements with two investors and received approximately US$0.1 million aggregate principal amount convertible promissory notes with a conversion term of 6 months after the completion of the Company’s initial public offerings. Two convertible notes have a maturity date to be due in April 2026 (extended to October 2026). The D-2 Notes shall bear interest at 8% per annum until such balance to be converted into the Company’s Class A Ordinary Shares. The conversion of the D-2 Notes will be at 60% of the proposed initial public offering (“IPO”) price or next round of financing. If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full or the investors may elect to convert any of the Notes held by it at a conversion price of 60% of the subscription price of Series D-2. The Company determined the D-2 Notes are within the scope of ASC 480 as the total number of shares to be issued are not known at inception until the issuance price of the next round of equity financing would take place. The Company also determined that the embedded conversions in the D-2 Notes meets the scope exception to be considered indexed to a reporting’s own stock based on the two-step approach in accordance with ASC 815-40-15 and does not require to be separately accounted for as a derivative. As a result, the Company classified the D-2 Notes as a debt instrument in its entirety.

As of June 30, 2026 and December 31, 2025, convertible notes balance amounted to US$2,443,741 and US$2,332,529, respectively. Amortization of discount on debt instruments in connection with the convertible notes for the six months ended June 30, 2026 and 2025 amounted to nil and US$15,265, respectively.

Interest expenses in connection with the forementioned loans and convertible notes for the six months ended June 30, 2026 and 2025 amounted to US$594,558 and US$858,205 respectively.